Commitments and Contingencies (Schedule of Costs to be Transferred to Joint Venture) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]	Jan. 01, 2017 [1]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	$ (14,581)	$ (11,821)	$ (10,268)
Costs remaining to be transferred to the joint venture	4,534	$ 6,578	$ 5,572
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Total cumulative cost of 2MW Power-To-Gas unit	8,792
Funding Received from the IDF [member] | Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	(2,941)
Cumulative Costs Transferred to the Joint Venture [member] | Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	(3,402)
Foreign Exchange Loss On Disposal [member] | Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	(117)
Costs Recorded as Research And Product Development Costs [member] | Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	$ (2,332)

[1]	Restated (Note 5)